Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5 - Property and Equipment, Net:

Composition:

	December 31,
	2019	2018
	(U.S. dollars in thousands)

Cost:
Software Systems	$1411	$1,411
Vehicles	456	538
Leasehold improvements	347	347
Office furniture and equipment	122	122
Computers, electronics and related	13	13
	$2,349	$2,431
Less: accumulated depreciation and amortization	1,750	1,415
Property and equipment, net	$599	$1,016

The depreciation and amortization recorded by the Group amounted to $437 thousand, $478 thousand and $489 thousand in the years ended December 31, 2019, 2018 and 2017, respectively.